Document and Entity Information	Apr. 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 11, 2022
Entity Registrant Name	DT Midstream, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-40392
Entity Tax Identification Number	38-2663964
Entity Address, Address Line One	500 Woodward Ave., Suite 2900
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226-1279
City Area Code	313
Local Phone Number	402-8532
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001842022
Title of 12(b) Security	Common stock, par value $0.01
Trading Symbol	DTM
Security Exchange Name	NYSE